Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net loss	$ (6,988,000)	$ (1,799,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on induced debt conversions	3,696,000
Share-based compensation	1,024,000
Amortization of debt discount	534,000
Amortization of debt issuance costs	49,000	14,000
Non-cash interest expense	48,000	6,000
Changes in operating assets and liabilities:
Income and other tax receivables	(262,000)	563,000
Prepaid expenses and other current assets	43,000	85,000
Accounts payable	(810,000)	171,000
Accrued liabilities	308,000	329,000
Net cash used in operating activities	(2,358,000)	(631,000)
Cash flows from financing activities:
Proceeds from the sale of convertible promissory notes, net of offering costs of $16	3,059,000
Proceeds from the exercise of stock options	28,000
Proceeds from the exercise of stock purchase warrants	19,000
Proceeds from issuance of common stock and warrants, net of offering costs of $152		1,603,000
Net cash provided by financing activities	3,106,000	1,603,000
Effect of exchange rate changes on cash and cash equivalents	8,000	1,000
Net increase in cash and cash equivalents	756,000	973,000
Cash and cash equivalents at beginning of period	438,000	925,000
Cash and cash equivalents at end of period	1,194,000	1,898,000
Supplemental disclosure of cash flow information:
Cash paid during period for interest		70,000
Supplemental disclosure of non-cash transactions:
Conversion of promissory notes and accrued interest into common stock	2,888,000
Intrinsic value of beneficial conversion feature in convertible notes	2,954,000
Conversion of demand notes into common stock	250,000
Deferred compensation exchanged for common stock and warrants		196,000
Issuance of common stock for services		$ 75,000